CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY DEFICIENCY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017	$ 711	$ 13,652,308	$ (18,645,131)	$ (4,992,112)
Balance (in Shares) at Dec. 31, 2017	7,106,619
Balance, June 30, 2019 (unaudited)
Common stock issued for cash	$ 2	76,998		77,000
Common stock issued for cash (in Shares)	20,500
Common stock issued to directors and employees	$ 34	2,317,199		2,317,233
Common stock issued to directors and employees (in Shares)	339,119
Common stock issued for services	$ 20	1,843,644		1,843,664
Common stock issued for services (in Shares)	195,616
Conversion of notes payable and accrued interest	$ 5	211,078		211,083
Conversion of notes payable and accrued interest (in Shares)	52,771
Discount on convertible notes payable		895,000		895,000
Net loss			(3,076,091)	(3,076,091)
Balance at Dec. 31, 2018	$ 772	18,996,227	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	7,714,625			7,714,625
Balance, June 30, 2019 (unaudited)
Common stock issued for services		26,600		$ 26,600
Common stock issued for services (in Shares)	3,000
Conversion of notes payable and accrued interest	$ 1	53,722		53,723
Conversion of notes payable and accrued interest (in Shares)	13,431
Net loss			(458,570)	(458,570)
Balance at Mar. 31, 2019	$ 773	19,076,549	(22,179,792)	(3,102,470)
Balance (in Shares) at Mar. 31, 2019	7,731,056
Balance at Dec. 31, 2018	$ 772	18,996,227	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	7,714,625			7,714,625
Balance, June 30, 2019 (unaudited)
Net loss				$ (700,122)
Balance at Jun. 30, 2019	$ 778	19,261,544	(22,421,344)	(3,159,022)
Balance (in Shares) at Jun. 30, 2019	7,777,306
Balance at Dec. 31, 2018	$ 772	18,996,227	(21,721,222)	$ (2,724,223)
Balance (in Shares) at Dec. 31, 2018	7,714,625			7,714,625
Balance, June 30, 2019 (unaudited)
Common stock issues for settlement	$ 1	93,749		$ 93,750
Common stock issues for settlement (in Shares)	15,000
Stock options issued to employees		69,787		69,787
Stock options issued to employees as settlement of accrued compensation		712,162		712,162
Common stock issued to directors and employees	$ 2	17,748		17,750
Common stock issued to directors and employees (in Shares)	20,000
Common stock issued for services	$ 1	45,999		46,000
Common stock issued for services (in Shares)	6,500
Conversion of notes payable and accrued interest	$ 6	238,717		238,723
Conversion of notes payable and accrued interest (in Shares)	59,681
Net loss			(2,167,544)	(2,167,544)
Balance at Dec. 31, 2019	$ 782	20,174,389	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	7,815,806			7,815,806
Balance at Mar. 31, 2019	$ 773	19,076,549	(22,179,792)	$ (3,102,470)
Balance (in Shares) at Mar. 31, 2019	7,731,056
Balance, June 30, 2019 (unaudited)
Conversion of notes payable and accrued interest	$ 5	184,995		185,000
Conversion of notes payable and accrued interest (in Shares)	46,250
Net loss			(241,552)	(241,552)
Balance at Jun. 30, 2019	$ 778	19,261,544	(22,421,344)	(3,159,022)
Balance (in Shares) at Jun. 30, 2019	7,777,306
Balance at Dec. 31, 2019	$ 782	20,174,389	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	7,815,806			7,815,806
Balance, June 30, 2019 (unaudited)
Stock options issued to employees		381,475		$ 381,475
Common stock issued to directors and employees	$ 6	303,457		303,463
Common stock issued to directors and employees (in Shares)	64,911
Common stock issued for services	$ 1	37,999		38,000
Common stock issued for services (in Shares)	8,000
Net loss			(1,444,392)	(1,444,392)
Balance at Mar. 31, 2020	$ 789	20,897,320	(25,333,158)	(4,435,049)
Balance (in Shares) at Mar. 31, 2020	7,888,717
Balance at Dec. 31, 2019	$ 782	20,174,389	(23,888,766)	$ (3,713,595)
Balance (in Shares) at Dec. 31, 2019	7,815,806			7,815,806
Balance, June 30, 2019 (unaudited)
Net loss				$ (2,767,273)
Balance at Jun. 30, 2020	$ 790	23,057,085	(26,656,039)	$ (3,598,164)
Balance (in Shares) at Jun. 30, 2020	7,900,255			7,888,717
Balance at Mar. 31, 2020	$ 789	20,897,320	(25,333,158)	$ (4,435,049)
Balance (in Shares) at Mar. 31, 2020	7,888,717
Balance, June 30, 2019 (unaudited)
Common stock issues for settlement	$ 1	22,799		22,800
Common stock issues for settlement (in Shares)	6,000
Stock options issued to employees		214,915		214,915
Common stock issued for services		42,509		42,509
Common stock issued for services (in Shares)	5,500
Discount on convertible notes payable		1,879,542		1,879,542
Rounding shares as a result of reverse stock split (in Shares)	38
Net loss			(1,322,881)	(1,322,881)
Balance at Jun. 30, 2020	$ 790	$ 23,057,085	$ (26,656,039)	$ (3,598,164)
Balance (in Shares) at Jun. 30, 2020	7,900,255			7,888,717